1. Organization and Acquisitions, Business Plan, and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Acquisitions, Business Plan, and Liquidity

NOTE 1 – ORGANIZATION AND ACQUISITIONS, LIQUIDITY AND GOING CONCERN

Organization and Acquisitions

urban-gro, Inc. (“we,” “us,” “our,” the “Company,” or “urban-gro”) is a leading engineering design and services company focused on the commercial indoor horticulture market. We engineer and design indoor controlled environment agriculture (“CEA”) facilities and then integrate complex environmental equipment systems into those facilities. Through this work, we create high-performance indoor cultivation facilities for our clients to grow specialty crops, including leafy greens, vegetables, herbs, and plant-based medicines like cannabis and hemp. Our custom-tailored approach to design, procurement, and equipment integration provides a single point of accountability across all aspects of indoor growing operations. We also help our clients achieve operational efficiency and economic advantages through a full spectrum of professional services and programs focused on facility optimization and environmental health which allows clients to manage their entire cultivation lifecycle, establishing facilities that operate and perform at the highest level.

Our indoor commercial cultivation solution offers an integrated suite of services and equipment systems that generally fall within the following categories:

•	Service Solutions:

•	Engineering Design Services – A comprehensive triad of services including:

i.	Cultivation Space Programming (“CSP”)

ii.	Integrated Cultivation Design (“ICD”)

iii.	Full-Facility Mechanical, Electrical, and Plumbing (“MEP”)

•	gro-care® - A recurring revenue subscription-based managed service offering including:

i.	Remote Monitoring, Reporting, Support, and Training Services

ii.	Facility and Equipment Commissioning & Audit Services

iii.	Environmental Sciences Groups’ (“ESG”) Compliance and Program Services

•	Integrated Equipment Solutions:

•	Design, Source, and Integration of Complex Environmental Equipment Systems Including Purpose-Built Heating, Ventilation, and Air Conditioning (“HVAC”) solutions, Environmental Controls, Fertigation, and Irrigation Distribution.

•	Value-Added Reselling (“VAR”) of Cultivation Equipment including a Complete line of Lighting and Rolling Benching Systems

•	Strategic Vendor Relationships with Premier Manufacturers

Since commencing business in March 2014, we have introduced new equipment solutions, products and services to the CEA market, expanded our ongoing operations across North America, and most recently, we have entered into several engagements in Europe. In June 2018, the Company formed urban-gro Canada Technologies, Inc. as a wholly owned Canadian subsidiary, which it utilizes for its Canadian sales operations.

Effective March 7, 2019, the Company acquired 100% of the stock of Impact Engineering, Inc. (d/b/a Grow2Guys) (“Impact”), a provider of mechanical electrical and plumbing (“MEP”) engineering services predominantly focused on the indoor commercial horticulture industry. The Company believes the acquisition of Impact will improve the Company’s ability to better serve its current and future client base by expanding on the fully integrated products and services offered by the Company. The Company initially issued 500,000 shares of Common Stock valued at $2.00 per share to effect the acquisition of Impact. The Company accounted for the initial acquisition of Impact as follows:

Purchase Price	$1,000,000

Allocation of Purchase Price:
Cash	$49,742
Accounts receivable, net	$93,811
Goodwill	$902,067
Accrued expenses	$45,620

Under the terms of the agreement to acquire Impact, the Company was required to issue additional shares of Common Stock to the former Impact owner if the average closing price per share of the Company’s Common Stock was less than or equal to $2.00 per share for the 30-day period beginning on the date that was 150 days after the initial date of the listing of the Company’s Common Stock on a national securities exchange or quotation on the OTCQB or OTCQX (the “Valuation Period”). The Company’s Common Stock price was lower than $2.00 per share during the Valuation Period and the Company was required to issue additional shares of the Company’s Common Stock to the former Impact owner. In September 2020, however, the Company and the former Impact owner agreed to satisfy this provision of the agreement by the Company issuing 250,000 additional shares of Common Stock to the former Impact owner. The Company valued the issuance of these additional 250,000 shares at $0.62 per share of Common Stock based on the market price of our shares on the date of the agreement and recorded the additional issuance of shares as contingent consideration in the statements of operations and comprehensive income (loss).

Liquidity and Going Concern

Since inception, the Company has incurred significant operating losses and has funded its operations primarily through the issuance of equity securities, debt, and operating revenue. As of September 30, 2020, the Company had an accumulated deficit of $20,850,508, a working capital deficit of $4,833,132, and negative stockholders’ equity of $6,703,947. These facts and conditions raise substantial doubt about the Company’s ability to continue as a going concern, within one year after the date that these financial statements are issued. The Company continually evaluates opportunities to raise equity and debt financing and has also sought to implement cost reduction and revenue enhancing measures to help achieve profitability and continue operations. There can, however, be no assurances that the Company will be able to raise equity or debt financing in sufficient amounts, when and if needed, on acceptable terms or at all, nor can there be any assurances that the Company will be able to implement cost reduction and revenue enhancing measures that will enable the Company to achieve profitable operations going forward. The accompanying financial statements have been prepared on a going concern basis.

Pursuant to Accounting Standards Codification (“ASC”) 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, we assess going concern uncertainty for our condensed consolidated financial statements to determine if we have sufficient cash and cash equivalents on hand and working capital to operate for a period of at least one year from the date the condensed consolidated financial statements are issued or are available to be issued. As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, and estimates, and make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail those expenditures or programs, among other factors, if necessary. We believe it is probable that management’s plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

NOTE 1 – ORGANIZATION AND ACQUISITIONS, BUSINESS PLAN, AND LIQUIDITY

Organization and Acquisitions

urban-gro, Inc. (“we,” “us,” our” or the “Company”) is a leading engineering design services company that integrates complex environmental equipment systems to create high performance indoor cultivation facilities for the global commercial horticulture market. Our custom tailored, plant-centric approach to design, procurement, and integration provides a single point of accountability across all aspects of indoor cultivation operations. Our solution offers functionality that helps customers manage the entire cultivation lifecycle, from facility engineering and design to operation and day-to-day management. We offer a full range of custom services that are integrated with select cultivation equipment and product solutions, which we primarily source from third party technology and manufacturing partners but also develop in-house.

Our service offerings include full facility programming, engineering and design services, start-up commissioning services, facility optimization services and IPM planning and strategy services. Complementing these services, we work with customers to source an integrated suite of select cultivation equipment systems and crop management products, which include: (1) environmental controls, fertigation, and irrigation distribution systems; (2) freshwater, wastewater, and condensation treatment systems; (3) light emitting diode (“LED”), high-pressure sodium (“HPS”) and ceramic metal halide (“CMH”) lighting systems; (4) rolltop, multi-tier, and automated container benching systems; (5) odor mitigation & microbial reduction systems; (6) air flow systems; (7) industrial spray applicators; (8) pesticides and bio-controls; (9) plant nutrition products; (10) substrate and coco bag solutions; and (11) our Soleil® technology data analytics platform that includes wireless environmental & substrate sensing and remote monitoring and support.

In June 2018, the Company formed urban-gro Canada Technologies, Inc. as a wholly owned Canadian subsidiary which it currently utilizes for its Canadian sales operations.

Effective March 7, 2019, the Company acquired 100% of the stock of Impact Engineering, Inc. (d/b/a Grow2Guys) (“Impact”), a provider of mechanical electrical and plumbing (“MEP”) engineering services predominantly focused on the cannabis industry. Management believes the acquisition of Impact will improve the Company’s ability to better serve its current and future customer base by expanding on the fully integrated products and services offered by the Company. The Company issued 500,000 shares of Common Stock (“Common Stock”) valued at $2.00 per share to effect the acquisition of Impact. The Company has initially accounted for the acquisition of Impact as follows:

Purchase Price	$1,000,000

Allocation of Purchase Price:
Cash	$49,742
Accounts receivable, net	$93,811
Goodwill	$902,067
Accrued expenses	$45,620

Basis of Presentation

These consolidated financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles (“GAAP”).

Liquidity and Going Concern

Since inception, the Company has incurred significant operating losses and has funded its operations primarily through issuance of equity securities, debt, and operating revenue. As of December 31, 2019, the Company had an accumulated deficit of $16,890,626, a working capital deficit of $7,318,980, and negative stockholders’ equity of $5,008,334. These facts and conditions raise substantial doubt about the Company’s ability to continue as a going concern, within one year after the date that the financial statements are issued. The Company continually evaluates opportunities to raise equity and debt financing as well as implementing cost reduction and revenue enhancing measures that will allow it to increase profitability and continue operations. There can, however, be no assurances that the Company will be able to raise equity or debt financing in sufficient amounts, when and if needed, on acceptable terms or at all, nor can there be any assurances that the Company will be able to implement cost reduction and revenue enhancing measures that will enable the Company to achieve profitable operations going forward. The accompanying financial statements have been prepared on a going concern basis.

Pursuant to Accounting Standards Codification (“ASC”) 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, we assess going concern uncertainty for our consolidated financial statements to determine if we have sufficient cash and cash equivalents on hand and working capital to operate for a period of at least one year from the date the consolidated financial statements are issued or are available to be issued. As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, and estimates, and make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail those expenditures or programs, among other factors, if necessary. It is probable that management’s plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.